Supplemental Balance Sheet Disclosures (Details) - Schedule of accounts payable, accrued expenses, and other current liabilities - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Balance Sheet Related Disclosures [Abstract]
Accounts payable	$ 1,510,287	$ 1,716,705
Professional fees	155,161	280,818
Sales taxes	219,285	108,854
Compensation	368,440	1,656,158
Contractors	562,993	646,996
Settlements and legal	950,213	681,045
Interest and other	660,040	295,197
Total accounts payable, accrued expenses and other current liabilities	$ 4,426,419	$ 5,385,773